Document and Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Sep. 30, 2015
Registrant Name	RBC FUNDS TRUST
Central Index Key	0001272950
Amendment Flag	false
Document Creation Date	Jan. 28, 2016
Document Effective Date	Jan. 28, 2016
Prospectus Date	Jan. 28, 2016